Stock Awards and Stock Warrants - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	9 Months Ended		12 Months Ended
	Apr. 30, 2013	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2008
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock vesting period		5 years		5 years
Compensation expense		$ 1,049	$ 446	$ 643	$ 572	$ 597
Estimated future compensation expense		4,147		1,729
Period for recognition		2 years 7 months 21 days		2 years 2 months 9 days
Fair value of common stock awards vested		641	609	609	39	2,333
Issuance of warrant (shares)		150,544			150,544
Purchase price of common stock, per share (usd per share)		$ 17.19			$ 17.19
Warrant fair value							475
Writeoff of debt origination costs related to warrants	$ 223	$ 223	$ 0
2013 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for future issuance (shares)	800,000
Common stock vesting period		5 years